Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability		£ 166	£ (28)	£ 320
Dividends recognised as distributions to owners	[1],[2]	819	993	61
Capital contribution	[1],[3]		1,465
Additional tier 1 instrument
Dividends recognised as distributions to owners		66	143	59
Ordinary shares
Dividends recognised as distributions to owners		£ 750	£ 850	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The dividends to the parent company includes dividend on ordinary share capital £750m (H1 2022: nil and H2 2022: £850m), coupon payment on additional tier 1 instrument £66m (H1 2022: £59m and H2 2022: £143m).
[3]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.